Changes in consolidated statements of comprehensive income (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income [abstract]
Cumulative currency translation gains/losses recycled through income statement	$ 129	$ (946)	$ 0